Consolidated Statements of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Land and buildings reclassification		€ 54.7
Cash received equity method investments		99.9	€ 89.2		€ 19.7
Cash Flows from Operating Activities
Net income		2,592.3	2,591.6		2,066.7
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	[1]	448.5	422.7		417.5
Impairment		4.7	15.4		9.0
Loss on disposal of property, plant and equipment		3.1	3.6		2.8
Share-based payments		74.6	46.3		53.1
Inventory reserves		221.5	218.2		120.1
Deferred income taxes		(236.8)	(238.5)		(8.4)
Profit (loss) related to equity method investment, including dividends received from equity method investments and capitalization of support funding paid to equity method investments	[2]	56.9	61.6		36.4
Changes in assets and liabilities:
Accounts receivable		(255.0)	212.4		(1,128.6)
Finance receivables		(95.3)	(664.9)		237.0
Inventories		(404.7)	(515.7)		(284.1)
Other assets		(199.1)	(404.0)		(169.4)
Accrued and other liabilities		82.1	237.7		90.9
Accounts payable		(12.1)	97.9		266.6
Current tax assets and liabilities		(202.6)	13.1		(151.8)
Contract assets and liabilities		1,198.3	975.3		260.5
Net cash provided by operating activities		3,276.4	3,072.7		1,818.3
Cash Flows from Investing Activities
Purchase of property, plant and equipment	[3]	(766.6)	(574.0)	[4]	(338.9)
Purchase of intangible assets		(119.3)	(35.5)		(19.1)
Purchase of short-term investments		(1,291.5)	(918.1)		(1,129.3)
Maturity of short-term investments		1,019.0	1,034.1		1,250.0
Cash from (used for) derivative financial instruments		0.0	(2.4)		27.0
Loans issued and other investments		0.0	(1.0)		(0.6)
Repayment on loans		0.9	5.4		1.6
Acquisition of equity method investments		0.0	0.0		(1,019.7)
Net cash used in investing activities		(1,157.5)	(491.5)		(1,229.0)
Cash Flows from Financing Activities
Dividend paid		(1,325.7)	(597.1)		(516.7)
Purchase of treasury shares		(410.0)	(1,146.2)		(500.0)
Net proceeds from issuance of shares		27.2	21.8		50.6
Repayment of debt		(3.8)	(2.8)		(243.0)
Net cash used in financing activities		(1,712.3)	(1,724.3)		(1,209.1)
Net cash flows		406.6	856.9		(619.8)
Effect of changes in exchange rates on cash		4.6	5.2		(28.1)
Net increase (decrease) in cash and cash equivalents		411.2	862.1		(647.9)
Cash and cash equivalents at beginning of the year		3,121.1	2,259.0		2,906.9
Cash and cash equivalents at end of the year		3,532.3	3,121.1		2,259.0
Supplemental Disclosures of Cash Flow Information:
Interest paid		(59.9)	(61.0)		(91.4)
Income taxes paid, net of refunds		€ (678.7)	€ (554.4)		€ (475.0)

[1]
Depreciation and amortization includes depreciation of property, plant and equipment, amortization of intangible assets, and amortization of underwriting commissions and discount related to the bonds and credit facility.

[2]
Equity method investments includes the profit (loss) related to equity method investments, dividends received from equity method investments and capitalization of R&D and supply chain support funding. The dividend received is a cash inflow in 2019 of €99.9 million (2018: €89.2 million, 2017: €19.7 million).

[3]	In 2019, an amount of €184.1 million (2018: €191.6 million, 2017: €36.5 million) of the purchase of property, plant and equipment relates to funding provided for tooling to our equity method investment, which is initially recognized as part of the other assets.
[4]	In 2018, an amount of €54.7 million of land and buildings was reclassified to other assets.